Related-Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Related Party Transaction [Line Items]
Motor fuel sales to affiliates	$ 0		$ 20,026
Bulk fuel purchases from affiliates	$ 52,474		$ 2,449,029
Predecessor [Member]
Related Party Transaction [Line Items]
Motor fuel sales to affiliates		$ 2,200,394		$ 2,974,122
Allocated cost of employees		8,802		11,400
Transportation charges from Susser for delivery of motor fuel		37,874		49,994
Purchase of stores from Susser		$ 81,145		$ 104,159